DEFERRED REVENUES AND COSTS - Schedule of Deferred Revenue and Other Costs (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Deferred contract revenues	$ 819,147	$ 837,190	$ 835,922
Deferred merchandise trust revenue	97,910	104,304	92,718
Deferred merchandise trust unrealized gains (losses)	(49,650)	7,881	(9,034)
Deferred revenues	867,407	949,375	919,606
Deferred selling and obtaining costs	$ 113,611	$ 114,944	$ 113,644